COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments for Non-cancellable Operating Leases

Future minimum lease payments for non-cancellable operating leases as of December 31, 2012 are as follows:

	RMB	US$
		(Note 3)
2013	17,010,169	2,730,320
2014	1,123,617	180,353
2015	110,976	17,813

	18,244,762	2,928,486